Schedule of Stock Option Activity (Details) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Peak Bio, Inc. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Outstanding Beginning Balance			1,698,754	1,698,754		1,750,967
Weighted averege exercise price per share, Outstanding Beginning			$ 5.28	$ 5.28		$ 5.36
Weighted average remaining contractual term, Outstanding Ending			7 years 10 months 24 days			1 year 10 months 24 days	2 years 10 months 24 days
Aggregate intrinsic value, Outstanding Beginning						$ 486,097
Number of Options, Granted			4,150,000
Weighted averege exercise price per share, Granted			$ 0.80
Number of Options, Exercised
Weighted averege exercise price per share, Exercised
Number of Options, Cancelled Forfeited			(335,646)			(52,213)
Weighted averege exercise price per share, Cancelled Forfeited			$ 0.51			$ 8.05
Number of Options, Outstanding Ending Balance			5,513,108			1,698,754	1,750,967
Weighted averege exercise price per share, Outstanding Ending			$ 2.20			$ 5.28	$ 5.36
Aggregate intrinsic value, Exercisable Ending							$ 486,097
Number of Options, Exercisable			1,363,108			1,525,334
Weighted averege exercise price per share, Exercisable			$ 6.46			$ 4.97
Weighted average remaining contractual term, Exercisable Ending			1 year 7 months 6 days			1 year 7 months 6 days
Aggregate intrinsic value, Exercisable Ending
Equity Incentive Plan 2023 And 2014 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Outstanding Beginning Balance	3,963,964,688,000	[1]	651,237,400	651,237,400
Weighted averege exercise price per share, Outstanding Beginning	$ 0.01	[1]	$ 0.01	$ 0.01
Weighted average remaining contractual term, Outstanding Ending				7 years 6 months	[1]	8 years 6 months
Aggregate intrinsic value, Outstanding Beginning		[1]
Number of Options, Granted				447,368,000
Weighted average exercise price, Assumed				$ 0.00
Number of shares, Assumed				3,236,162,000
Weighted averege exercise price per share, Granted				$ 0.00
Number of Options, Exercised
Weighted averege exercise price per share, Exercised
Number of Options, Cancelled Forfeited				(319,302,712)
Weighted averege exercise price per share, Cancelled Forfeited				$ 0.01
Stock Options, Expired				(51,500,000)
Weighted average exercise price, Expired				$ 0.01
Number of Options, Outstanding Ending Balance				3,963,964,688,000	[1]	651,237,400
Weighted averege exercise price per share, Outstanding Ending				$ 0.01	[1]	$ 0.01
Aggregate intrinsic value, Exercisable Ending					[1]
Number of Options, Exercisable				1,473,081,355
Weighted averege exercise price per share, Exercisable				$ 0.01
Weighted average remaining contractual term, Exercisable Ending				3 years 10 months 24 days
Aggregate intrinsic value, Exercisable Ending
Equity Incentive Plan 2014 Equity Incentive Plan 2023 And Peak Bio 2022 Long Term Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Outstanding Beginning Balance	1,981,982
Weighted averege exercise price per share, Outstanding Beginning	$ 8.21
Weighted average remaining contractual term, Outstanding Ending	9 years 1 month 6 days	[2]		7 years 6 months
Aggregate intrinsic value, Outstanding Beginning
Number of Options, Granted	6,140,896
Weighted averege exercise price per share, Granted	$ 1.45
Number of Options, Exercised
Weighted averege exercise price per share, Exercised
Number of Options, Cancelled Forfeited	(587,130)
Weighted averege exercise price per share, Cancelled Forfeited	$ 5.21
Stock Options, Expired	(120,256)
Weighted average exercise price, Expired	$ 20.87
Number of Options, Outstanding Ending Balance	7,415,492,000	[2]		1,981,982
Weighted averege exercise price per share, Outstanding Ending	$ 2.64	[2]		$ 8.21
Aggregate intrinsic value, Exercisable Ending		[2]
Number of Options, Exercisable	2,177,421
Weighted averege exercise price per share, Exercisable	$ 5.14
Weighted average remaining contractual term, Exercisable Ending	8 years 1 month 6 days
Aggregate intrinsic value, Exercisable Ending

[1]	Includes both vested stock options as well as unvested stock options for which the requisite service period has not been rendered but that are expected to vest based on achievement of a service condition.
[2]	Includes both vested stock options as well as unvested stock options for which the requisite service period has not been rendered but that are expected to vest based on achievement of a service condition.